ACCOUNTS RECEIVABLE, NET (Details - Accounts receivable) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 7,842	$ 15,769
Bad debts written off	0	(2)
Allowance for expected credit losses	(150)	(500)	$ 0
Accounts receivable, net	$ 7,692	$ 15,267